Description of the business and summary of material accounting policy information - Foreign currency exchange differences and liabilities and provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $ ₡ / $	Dec. 31, 2023 $ / $ Q / $	Dec. 31, 2023 $ / $ $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $ $ / $	Dec. 31, 2022 Q / $ $ / $	Dec. 31, 2022 $ / $ $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / $ ₡ / $	Dec. 31, 2021 $ / $ Q / $	Dec. 31, 2021 $ / $ $ / $	Apr. 29, 2024 MXN ($)	Dec. 31, 2023 ₡ / $	Dec. 31, 2023 Q / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $
Description of the business and summary of material accounting policy information
Average exchange rate for year		17.7665	545.1760	7.8428	4,327.66		20.1254	649.5908	7.7765	4,255.44		20.2818	624.3460	7.7589	3,751.33
Exchange rate	16.89	16.89	16.89	16.89	16.89	19.36	19.36	19.36	19.36	19.36	20.5835	20.5835	20.5835	20.5835	20.5835	17.1883	524.7900	7.8301	3,822.05	594.9700	7.8515	4,810.20	645.900	7.7285	3,981.16
Exchange differences on translation of foreign operations	$ 749					$ 3,471					$ (10,489)